Dividends - Summary of Dividends Paid and Proposed (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Dividends [line items]
Dividends proposed per ordinary share	$ 93.00	$ 70.00	$ 59.20
5% Cumulative preference shares [member]
Disclosure of Dividends [line items]
Preference dividends	$ 3,592	$ 3,543	$ 3,802
Cumulative preference shares percentage	5.00%
7% 'A' cumulative preference shares [member]
Disclosure of Dividends [line items]
Preference dividends	$ 87,464	$ 86,149	$ 92,116
Cumulative preference shares percentage	7.00%
Final Dividends [member]
Disclosure of Dividends [line items]
Equity dividends paid per ordinary share	$ 70.00	$ 59.20	$ 60.00
Interim Dividends [member]
Disclosure of Dividends [line items]
Equity dividends paid per ordinary share	$ 22.00	$ 22.00	$ 22.80